Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Payments
Schedule of share options were granted to executive officers, employees and a non-employee of the Group under the 2011, 2012 and 2014 stock incentive plans

Grant date	Exercise Price per share	Number of options	Vesting period
	$
March 18, 2011	0.5	1,470,000	36% of the shares shall vest at the first anniversary of the grant date, and 1/36th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	183,750	29% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	735,000	37.5% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	735,000	56% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	367,500	33% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 28, 2011	0.5	945,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
July 10, 2011	0.5	50,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
August 30, 2011	2.52	819,638	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
November 30, 2011	2.52	551,250	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
November 30, 2011	2.50	1,310,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
February 1, 2012	2.52	204,910	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
April 16, 2012	2.50	553,138	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
January 1, 2013	0.50	400,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 22, 2013	2.50	50,569	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter

Share-based Payments
Schedule of share option movements

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual life per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
		$		$	$	$
As of January 1, 2012	7,167,138	1.25
Granted	758,048	2.51		1.91		449,469
Exercised	(146,316)	1.31		3.62		840,014
Forfeited	(376,028)	0.90		1.88

Outstanding as of December 31, 2012	7,402,842	1.16		4.13		57,439,086
Granted	450,569	0.72		8.88		18,525,384
Exercised	(1,905,026)	1.18		3.95		77,465,467
Forfeited	(507,625)	0.84		3.09

Outstanding as of December 31, 2013	5,440,760	1.18	1.37 years	6.31	40.66	221,196,775
Exercised	(1,883,977)	0.95	0.38 years	3.38	96.75	182,277,923
Forfeited	(151,874)	2.52	1.19 years	5.21

Outstanding as of December 31, 2014	3,404,909	1.26	0.69 years

Non vested as of December 31, 2014	1,085,116			4.54

Options vested and expected to vest as of December 31, 2014	3,335,983	1.24	0.69 years			321,799,276

Exercisable as of December 31, 2014	2,319,793	1.06	0.50 years			224,175,454

Schedule of fair value of the options immediately before and after the modification

	Before Modification	After Modification
Expected dividend yield	0%	0%
Risk-free interest rate	3.00%	3.00%
Expected volatility	42.55%	42.55%
Expected life	4.5 years	4.5 years
Exercise multiples	2.2 times	2.2 times
Fair value of underlying ordinary shares	2.78	2.78
Exercise price	2.52	0.50

Schedule of Non-vested granted shares

Grant date	Number of options	Fair value on grant date
		$
June 1, 2012	367,500	2.76
September 30, 2012	340,000	3.75
October 1, 2012	34,000	3.70
January 1, 2013	546,000	8.92
January 1, 2013	15,000	8.92
March 22, 2013	10,000	14.31
April 1, 2013	471,000	14.93
April 1, 2013	5,000	14.93
April 1, 2013	25,000	14.93
September 30, 2013	407,000	21.21
September 30, 2013	4,600	21.21
January 1, 2014	200,000	41.84
January 1, 2014	360,000	41.84
January 1, 2014	120,000	41.84
January 20, 2014	338,100	50.02
March 1, 2014	175,340	65.66
March 1, 2014	62,690	65.66
April 1, 2014	117,500	79.83
April 1, 2014	66,000	79.83
May 1, 2014	101,000	74.28
June 1, 2014	53,700	81.33
July 1, 2014	85,600	97.80
August 1, 2014	50,800	103.97
September 1, 2014	9,600	98.32
October 1, 2014	91,000	91.69
November 1, 2014	67,000	114.65
December 1, 2014	34,350	114.30

Summary of information regarding the shares granted during the year

Non-vested shares outstanding
Outstanding as of December 31, 2013	1,749,035
Granted	1,932,680
Vested	(988,723)
Forfeited	(244,213)

Outstanding as of December 31, 2014	2,448,779.00

Schedule of share-based compensation expenses

	Year ended December 31,
	2012	2013	2014
	$	$	$
Fulfillment expenses	(292,866)	(721,531)	(1,765,664)
Marketing expenses	(169,100)	(381,326)	(2,821,468)
Technology and content expenses	(897,133)	(3,275,228)	(16,831,098)
General and administrative expenses	(6,237,850)	(8,078,178)	(15,372,217)

	(7,596,949)	(12,456,263)	(36,790,447)

Binomial model
Share-based Payments
Schedule of assumptions used in determining the fair value of the share options

Assumptions	2012	2013
Expected dividend yield	0%	0%
Risk-free interest rate	2.54% - 3.00%	3.19% - 3.30%
Expected volatility	51.33% - 53.12%	24.09% - 34.77%
Expected life	10 years	10 years
Exercise multiples	2.2 to 2.8 times	2.2 to 2.8 times
Weighted average fair value of underlying ordinary shares	8.36	8.88